Business Combination - Schedule of Pro Forma (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Schedule of Pro Forma [Abstract]
Pro forma revenue	$ 381,860	$ 697,651
Pro forma net loss from continuing operations	$ (283,122)	$ (320,589)